As filed with the Securities and Exchange Commission on December 7, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21964

City National Rochdale High Yield Alternative Strategies Fund TEI LLC
 (Exact name of registrant as specified in charter)

400 Park Avenue
New York, NY 10022-4406
(Address of principal executive offices) (Zip code)

Michael Gozzillo
400 Park Avenue
New York, NY 10022-4406
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2017

Item 1. Reports to Stockholders.

City National Rochdale High Yield Alternative Strategies Fund LLC
City National Rochdale High Yield Alternative Strategies Fund TEI LLC

Semi-Annual Report
September 30, 2017

Dear Fellow Shareholders,

The City National Rochdale High Yield Alternative Strategies Fund LLC (“Taxable Fund”) and City National Rochdale High Yield Alternative Strategies Fund TEI LLC (“TEI Fund”), (collectively “RHYAS”) seek to diversify clients’ traditional stock and bond only portfolios through inclusion of less traditional strategies focusing on the fixed income markets. For the six-month period ending September 30, 2017, the Taxable Fund returned +3.97% and the TEI Fund returned +3.88% net of fees and expenses. The benchmark of this strategy, the Credit Suisse Leveraged Loan Index returned +1.82% over the previous six months. Year to date ended September 30, 2017, the Taxable Fund returned +4.78% and the TEI Fund returned +4.60% net of fees and expenses, with the benchmark returning +3.04% over the same period.

The strong performance of the asset classes over the past few years has been due to a rebound and strong performance in the overall Economy and Bank Loan market as well as strong investment decisions in the space. Spreads have tightened to very low levels in 2017, investors have returned to the leveraged loan space, and default levels are at very low levels across the board.

Collateralized Loan Obligations are the main investment vehicle of this fund and we believe they are a stable long-term investment, central to many small to middle sized corporations in the United States and Europe.  Most notably, the investments are typically interest rate risk neutral.  In this period of rate uncertainty and likely additional Fed hikes, our preference is to take risk on the credit or spread side of the equation.

The specific CLO market continues moving in the correct direction with new issues of CLOs increasing relative to the previous periods and more firms entering the structured credit market.  During the first quarter the funds returns were a little low due to the need to hold some cash in the fund while we worked through a tender offer.  We are now where we consider fully invested, but we will work through liquidity needs of our clients where necessary.

Outlook

The U.S. economy remains on a positive track, with modest but steady growth continuing through year end. Underlying economic fundamentals remain strong and we continue to see sentiment oscillate between pessimism and optimism. The swings in sentiment are understandable, considering underlying U.S. trend growth has been frustratingly slow, while quarterly GDP has been particularly volatile. Yet, through all the ups and downs, the U.S. economy has proven to be relatively durable, especially in the face of ongoing global headwinds.

The Federal Reserve has raised short-term interest rates four times since 2015, with the Federal Funds Target Rate moving from 0.25% to 1.25%.  We expect this to continue and is expected to do so again in the near future (we view a 90% outcome of a December 2017 rate increase).  The consumer has been leading the growth in the economy.  With wages rising and the labor market continuing to add jobs at a good pace, we expect consumer expenditures to advance at a solid 2%+ rate in the fourth quarter, we feel the Fed is more comfortable with an increase.

When rates rise, we continue to view this portfolio as well positioned to adapt. The portfolio consists of Fixed Income based asset classes that are less sensitive to rising rates and more dependent on the macroeconomic landscape. We do believe there will continue to be bouts of volatility in the High Yield market over the next 12 months, and we see the portfolio taking advantage of this potential volatility.  For those investors willing to take on the higher risk for higher return, we believe City National Rochdale High Yield Alternative Strategies Fund is an appropriate addition to client portfolios, relative to Core Fixed Income.

Sincerely,

Garrett R. D’Alessandro, CFA, CAIA, AIF®
Chief Executive Officer & President
City National Rochdale LLC

Important Disclosures

The performance returns presented may contain figures estimated by the underlying manager which, if subsequently revised by the underlying manager, may change the returns indicated for the applicable period.

The unsubsidized total annual fund operating expense ratio for the City National Rochdale High Yield Alternative Strategies Fund and the City National Rochdale High Yield Alternative Strategies Fund TEI is 1.78% and 1.81%, respectively. Cumulative Return at POP (Public Offering Price, reflecting maximum front end sales charge of 2.00%) since inception of July 1, 2007 for the City National Rochdale High Yield Alternative Strategies Fund and the City National Rochdale High Yield Alternative Strategies Fund TEI is 3.96% and 3.86%, respectively. Performance quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. The most recent month-end performance can be obtained by calling 800-245-9888.

An investor should consider carefully the Funds’ investment objectives, risks, charges, and expenses. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 800-245-9888. Please read it carefully before investing. RIM Securities LLC, the affiliated broker dealer for City National Rochdale LLC, 400 Park Avenue, New York, NY 10022.

The views expressed herein represent the opinions of City National Rochdale LLC and are subject to change without notice at anytime. This information should not in any way be construed to be investment, financial, tax, or legal advice or other professional advice or service, and should not be relied on in making any investment or other decisions. Hedge fund investments are speculative and may entail substantial risks. Investing in small and medium-size companies may carry additional risks such as limited liquidity and increased volatility. Investing in international companies carries risks such as currency fluctuation, interest rate fluctuation, and economic and political instability. Short sales may increase volatility and potential for loss. As with all investments, there is no guarantee that investment objectives will be met.

City National Rochdale LLC, its affiliated companies, or their respective shareholders, directors, officers and/or employees may have long or short positions in the securities discussed herein.

City National Rochdale High Yield Alternative
Strategies Fund TEI LLC and Subsidiary

Consolidated Financial Statements

September 30, 2017 (Unaudited)

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Financial Statements

September 30, 2017 (Unaudited)

TABLE OF CONTENTS

City National Rochdale High Yield Alternative Strategies Fund TEI LLC	Page
and Subsidiary
Consolidated Financial Statements

Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Notes to Consolidated Financial Statements	6 - 13
Financial Highlights	14

City National Rochdale High Yield Alternative Strategies Master Fund LLC	Page

Financial Statements

Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6 - 7
Strategy Allocation Breakdown	8
Notes to Financial Statements	9 - 18
Financial Highlights	19

Approval of Investment Management Agreement

Additional Information

1

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Assets, Liabilities and Members' Capital

September 30, 2017 (Unaudited)

ASSETS
Investment in City National Rochdale High Yield
Alternative Strategies Master Fund LLC	$16,298,011
Prepaid expenses	1,964
Receivable from Adviser	6,995

Total Assets	16,306,970

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Professional fees payable	18,614
Investor servicing fees payable	10,067
Accrued expenses and other liabilities	3,255

Total Liabilities	31,936

Total Members' Capital	$16,275,034

The accompanying notes are an integral part of these consolidated financial statements.

2

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Operations

Six Months Ended September 30, 2017 (Unaudited)

NET INVESTMENT LOSS ALLOCATED FROM CITY NATIONAL ROCHDALE
HIGH YIELD ALTERNATIVE STRATEGIES MASTER FUND LLC
Interest income	$12,978
Management fees	(63,137)
Expenses	(60,367)

Net Investment Loss Allocated	(110,526)

FUND EXPENSES
Investor servicing fees (see Note 4)	21,226
Professional fees	15,345
Registration fees	3,647
Custody fees	1,626
Insurance expense	540
Other fees	1,149
Total Fund Expenses	43,533

Less expenses waived and reimbursed	(18,456)

Net Fund Expenses	25,077

Net Investment Loss	(135,603)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM CITY NATIONAL ROCHDALE HIGH YIELD ALTERNATIVE
STRATEGIES MASTER FUND LLC
Net realized gain on investments	1,294,262
Net change in unrealized appreciation/depreciation on investments	(474,535)

Net Realized and Unrealized Gain on Investments	819,727

Net Increase in Members' Capital Resulting from Operations	$684,124

The accompanying notes are an integral part of these consolidated financial statements.

3

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statements of Changes in Members' Capital

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
FROM OPERATIONS
Net investment loss	$(135,603)	$(416,453)
Net realized gain on investments	1,294,262	1,850,139
Net change in unrealized appreciation/depreciation on investments	(474,535)	1,061,569

Net Increase in Members' Capital
Resulting From Operations	684,124	2,495,255

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(495,127)	(441,499)

DECREASE FROM TRANSACTIONS IN
IN MEMBERS' CAPITAL
Redemptions as a result of tender offer	(4,644,474)	-
Taxes paid from members' interests	(13,956)	(28,667)
Net Decrease in Members' Interests	(4,658,430)	(28,667)

Total Increase (Decrease) in Members' Capital	(4,469,433)	2,025,089

MEMBERS' CAPITAL

Beginning of year	20,744,467	18,719,378

End of period/year	$16,275,034	$20,744,467

The accompanying notes are an integral part of these consolidated financial statements.

4

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2017 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$684,124
Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
Net change in unrealized appreciation/depreciation on investments	474,535
Net realized gain on investments	(1,294,262)
Sales of investments in Master Fund, net	5,153,557
Net investment loss allocated from Master Fund	110,526
Expenses paid by the Master Fund	35,343
Changes in operating assets and liabilities:
Prepaid expenses	6
Receivable from Adviser	8,191
Professional fees payable	(12,886)
Investor servicing payable	(2,837)
Accrued expenses and other liabilities	(2,740)

Net Cash provided by Operating Activities	5,153,557

CASH FLOWS FROM FINANCING ACTIVITIES
Redemptions as a results of tender offers	(4,644,474)
Taxes paid from members' interests	(13,956)
Distributions	(495,127)
Net Cash used in Financing Activities	(5,153,557)

Net Change in Cash and Cash Equivalents	-

CASH AND CASH EQUIVALENTS
Beginning of year	-

End of period	$-

The accompanying notes are an integral part of these consolidated financial statements.

5

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2017 (Unaudited)
1.	Organization

City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “TEI Fund”) and its subsidiary, Rochdale High Yield Alternative Strategies Fund (Cayman) LDC (the "Offshore Fund") together constitute the "Fund".  The TEI Fund is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.  The TEI Fund commenced investment operations on July 1, 2007. The TEI Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than the investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities.

The TEI Fund invests substantially all of its investable assets in the Offshore Fund, a Cayman Islands limited duration company with the same investment objective as the TEI Fund.  The Offshore Fund in turn invests substantially all of its investable assets in City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Offshore Fund and the TEI Fund.  The Offshore Fund serves solely as an intermediate entity through which the TEI Fund invests in the Master Fund.  The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investible assets. City National Rochdale LLC (the “Manager” or "Adviser") is the investment adviser to the Master Fund.  The Manager is also the adviser to City National Rochdale High Yield Alternative Strategies Fund, LLC, which also invests all of its investable assets with the Master Fund.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the TEI Fund’s financial statements. At September 30, 2017, the TEI Fund's beneficial ownership of the Master Fund's net assets was 48.29%.

6

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2017 (Unaudited)

1.	Organization (continued)

The TEI Fund reserves the right to reject any subscriptions for Interests in the TEI Fund.  Generally, initial and additional subscriptions for investment (or "Member Interests") in the TEI Fund by eligible Members may be accepted at such times as the TEI Fund may determine. Each Member must be a qualified investor and subscribe for a minimum initial investment in the TEI Fund of $25,000. Additional investments in the TEI Fund must be made in a minimum amount of $10,000. Brokers selling the TEI Fund may establish higher minimum investment requirements than the TEI Fund. The TEI Fund from time to time may offer to repurchase member interests in the TEI Fund at such times and on such terms as may be determined by the TEI Fund's Board in its complete and absolute discretion. TEI Fund interests must be held for at least six months after initial purchase (or for a second six-month period as described below).  Members must hold TEI Fund interests for at least six months before being eligible to request that the TEI Fund repurchase TEI Fund interests during a tender offer. If no such request is made by a Member during a tender offer, such Member must hold TEI Fund interests for a second six-month period before submitting an initial request.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the TEI Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Fair Value Measurements

The TEI Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

7

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2017 (Unaudited)

2.	Significant Accounting Policies (continued)

Fair Value Measurements (continued)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the TEI Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the TEI Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

For the six months ended September 30, 2017, the TEI Fund’s investment consisted entirely of an investment in the Master Fund. The fair value hierarchy of the Master Fund’s investments is disclosed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

8

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2017 (Unaudited)

2.	Significant Accounting Policies (continued)

Investments Valuation

The net asset value of the TEI Fund is determined as of the close of business at the end of each month. The net asset value of the TEI Fund equals the value of the assets of the TEI Fund, less liabilities, including accrued fees and expenses.

The TEI Fund's investment in the Master Fund represents substantially all of the TEI Fund's assets.  All investments owned are carried at fair value, which is the portion of the net asset value of the Master Fund held by the TEI Fund.

The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, included elsewhere in this report.

The TEI Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

   Investment Income Recognition

Purchases and sales of investments in the Master Fund are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income as allocated from the Master Fund based upon its ownership interest.

Fund Expenses

The direct expenses of the TEI Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the TEI Fund’s net asset value; costs of insurance; registration expenses, expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The TEI Fund, as an investor in the Master Fund, recognizes its share of the fees and expenses of the Master Fund (including a management fee).

Income Taxes

The TEI Fund's tax year end is December 31. The TEI Fund is treated as a partnership for Federal income tax purposes, whereby each Member of the TEI Fund is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

9

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2017 (Unaudited)
2.	Significant Accounting Policies (continued)

Income Taxes (continued)

The TEI Fund has adopted authoritative guidance on uncertain tax positions. The TEI Fund recognizes the effect of tax positions when they are more likely than not of being sustained.  Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect the TEI Fund’s liquidity or future cash flows, or its treatment as a flow through entity, pursuant to relevant income tax regulations. As of September 30, 2017 the TEI Fund’s tax years 2015 through 2017 remain open and subject to examination by relevant taxing authorities.

Distribution Policy

The TEI Fund plans to make periodic distributions of its net investment income and capital gains, if any, to Members. The amount and frequency of distributions is at the sole discretion of the Board. During the six months ended September 30, 2017, the TEI Fund distributed $495,127 of net investment income to Members. It also paid $13,956 of taxes on behalf of its Members.

Capital Accounts

Net profits or net losses of the TEI Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with Members' respective investment percentage in the TEI Fund. Net profits or net losses are measured as the net change in the value of the net assets of the TEI Fund during each month, before giving effect to any repurchases of interest in the TEI Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the TEI Fund, other than in accordance with the each Members' respective investment percentage.

Prior to the end of each quarter, the TEI Fund receives Member contributions with an effective subscription date of the first day of the following month. These contributions are held by the Master Fund and have an effective investment date of the first day of the following month. The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month. These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

Cash and Cash Equivalents

The TEI Fund considers all highly liquid investments with a maturity of ninety days or less at time of purchase to be cash equivalents.

10

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2017 (Unaudited)
2.	Significant Accounting Policies (continued)

Consolidation

The financial statements of the TEI Fund includes the Offshore Fund, its wholly owned subsidiary. All inter-company transactions have been eliminated in consolidation.

Subsequent Events

The TEI Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions through the date the financial statements were available to be issued and determined that there were no significant subsequent events that would require adjustments to or additional disclosure in these financial statements.

3.	Commitments and Other Related Party Transactions

The Manager has contractually agreed to waive and/or reimburse the expenses of the TEI Fund and the Master Fund, to the extent needed to limit their combined annual operating expenses to 1.75% of net assets. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. The TEI Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed. For the six months ended September 30, 2017, the Manager waived $18,456 of fees and expenses, which may be recouped by the Manager no later than March 31, 2021.

11

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2017 (Unaudited)
3.	Commitments and Other Related Party Transactions (continued)

The following is a schedule of when fees may be recouped by the Manager:
City National Rochdale High Yield Alternative Strategies Fund TEI LLC	Expiration
$10,803	March 31, 2018
37,704	March 31, 2019
38,225 18,456	March 31, 2020 March 31, 2021
$105,188

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the TEI Fund.

4.	Investor Servicing Fees

The TEI Fund pays a fee to RIM Securities, LLC, an affiliate of the Manager, as Distributor to reimburse it for payments made to broker-dealers and certain financial advisers (“Investor Service Providers”) that have agreed to provide ongoing investor services to investors in the TEI Fund that are their customers. This fee is paid quarterly and in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.25% (on an annualized basis) of the aggregate value of outstanding interests held by investors that receive services from the Investment Service Provider, determined as of the last day of the calendar month (before any repurchase of Member interests); or (ii) the Distributor’s actual payments to the Investor Service Providers.

12

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2017 (Unaudited)

5.	Concentration, Liquidity and Off-Balance Sheet Risks

The Master Fund invests primarily in Hedge Funds that are illiquid securities and not registered under the 1940 Act. Such Hedge Funds invest in actively traded securities, illiquid securities, derivatives and other financial instruments using several investment strategies and investment techniques, including leverage, which may involve significant risks. The Master Fund's concentration and liquidity risks are discussed in the notes to the Master Fund's financial statements which are included elsewhere in this report.

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various derivatives and financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements which are included elsewhere in this report.

6.	Investment Transactions

For the six months ended September 30, 2017, the TEI Fund's assets were invested in the Master Fund, and the TEI Fund had aggregate redemptions of $4,658,430 from the Master Fund.

7.	Tender Offer

On March 31, 2017, the TEI Fund offered to purchase up to $6,498,935 of Members’ interests in the Fund properly tendered at a price equal to the net asset value of such interests as of April 30, 2017. For Members’ interests tendered, each security holder received a promissory note entitling the security holder to a cash amount equal to the net asset value of their interests calculated as of April 30, 2017, upon the terms and subject to the conditions set forth in the Offer to Purchase dated March 30, 2017. The offer terminated at 5:00 p.m., Eastern Time, on April 28, 2017. Pursuant to the Offer to Purchase, Members’ interests of $4,644,474 were tendered and accepted by the TEI Fund.

13

City National Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Financial Highlights

	Six Months Ended
	September 30, 2017			Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)			March 31, 2017		March 31, 2016		March 31, 2015		March 31, 2014		March 31, 2013
TOTAL RETURN
Total Return before incentive fee	3.88%		(1)	13.16%		(7.04%	)	2.98%		4.21%		(1.03%	)
Incentive fee (2)	-			0.00%	(3)	0.06%		(0.06%	)	(0.09%	)	0.01%
Total Return after incentive fee	3.88%			13.16%		(6.98%	)	2.92%		4.12%		(1.02%	)

RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period ($000's)	$16,275			$20,744		$18,719		$19,759		$18,663		$16,111
Portfolio Turnover	32.94%			32.07%		0.15%		20.10%		23.29%		7.98%

RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS

Net investment loss, before waivers and reimbursements	(1.81%	)	(4)	(2.26%	)	(2.37%	)	(2.36%	)	(3.13%	)	(2.33%	)
Net investment loss, after waivers and reimbursements	(1.60%	)	(4)	(2.07%	)	(2.17%	)	(2.30%	)	(2.34%	)	(2.24%	)

RATIO OF EXPENSES TO AVERAGE NET
ASSETS, BEFORE INCENTIVE FEE

Operating expenses, before waivers and reimbursements	1.97%		(4)	2.31%		2.44%		2.31%		3.04%		2.34%
Operating expenses, after waivers and reimbursements (5)	1.75%		(4)	2.12%		2.25%		2.25%		2.25%		2.25%

RATIO OF EXPENSES TO AVERAGE NET
ASSETS, NET OF WAIVERS AND
REIMBURSEMENTS, AFTER INCENTIVE FEE (2)

Operating expenses, after waivers and reimbursements	1.75%		(4)	2.12%		2.25%		2.25%		2.25%		2.25%
Incentive fee (2)	-		(4)	0.00%	(3)	(0.06%	)	0.06%		0.09%		(0.01%	)
Total Operating expenses, after waivers/reimbursements
or recoupment, after incentive fee (2)	1.75%		(4)	2.12%		2.19%		2.31%		2.34%		2.24%

(1)	Not annualized

(2)	Effective January 1, 2017 the Fund no longer charges an incentive fee.

(3)	Amount less than 0.01%

(4)	Annualized

(5)	Effective January 1, 2017 the Adviser has agreed to limit operating expenses to 1.75%. Expenses were previously limited to 2.25% of average net assets. See Note 3.

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these TEI Fund returns based on the timing of capital transactions.

Total returns do not include the effect of any sales load.

Portfolio turnover represents the Master Fund's portfolio turnover for the periods above. The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The accompanying notes are an integral part of these consolidated financial statements.

* * * * * *

14

City National Rochdale High Yield Alternative Strategies
Master Fund LLC

Financial Statements

September 30, 2017 (Unaudited)

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Statements

September 30, 2017 (Unaudited)

TABLE OF CONTENTS
Page

Financial Statements

Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6 - 7
Strategy Allocation Breakdown	8
Notes to Financial Statements	9 - 18
Financial Highlights	19

Approval of Investment Management Agreement

Additional Information

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Assets, Liabilities and Members' Capital

September 30, 2017 (Unaudited)

ASSETS
Investments, at fair value (cost $30,495,758)	$33,550,604
Receivable for fund investments sold	364,188
Interest receivable	1,007

Total Assets	33,915,799

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Management fees payable	41,873
Contributions received in advance	50,000
Professional fees payable	29,875
Directors' fees payable	3,118
Accrued expenses and other liabilities	43,520

Total Liabilities	168,386

Total Members' Capital	$33,747,413

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Operations

Six Months Ended September 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest income	$25,379

Investment Income	25,379

EXPENSES
Management fees (see Note 4)	125,038
Professional fees	60,600
Administration fees	51,332
Directors' fees	3,248
Other expenses	4,392

Total Expenses	244,610

Net Investment Loss	(219,231)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments	2,416,436
Net change in unrealized appreciation/depreciation on investments	(806,795)

Net Realized and Unrealized Gain on Investments	1,609,641

Net Increase in Members' Capital Resulting from Operations	$1,390,410

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statements of Changes in Members' Capital

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
FROM OPERATIONS
Net investment loss	$(219,231)	$(674,156)
Net realized gain on investments	2,416,436	3,416,208
Net change in unrealized appreciation/depreciation on investments	(806,795)	1,960,292

Net Increase in Members' Capital
Resulting From Operations	1,390,410	4,702,344

DECREASE FROM TRANSACTIONS
IN MEMBERS' CAPITAL
Proceeds from sales of members' interests (see Note 2)	2,800,000	-
Capital transfers to feeder funds	(8,820,878)	(965,902)
Net Decrease from Transactions in Members' Capital	(6,020,878)	(965,902)

Total Increase (Decrease) in Members' Capital	(4,630,468)	3,736,442

MEMBERS' CAPITAL

Beginning of year	38,377,881	34,641,439

End of period/year	$33,747,413	$38,377,881

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2017 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$1,390,410

Adjustments to reconcile net increase in members' capital
resulting from operations to net cash from operating activities:
Purchases of investments	(9,500,000)
Sales of investments	9,290,882
Purchases of money market fund	(28,745,173)
Sales of money market fund	34,899,267
Net change in unrealized appreciation/depreciation on investments	806,795
Net realized gain on investments	(2,416,436)

Change in Operating Assets and Liabilities:
Receivable for fund investments sold	275,987
Interest receivable	2,327
Management fees payable	18,073
Contributions received in advance	50,000
Directors' fees payable	(7,982)
Professional fees payable	(54,394)
Accrued expenses and other liabilities	11,122

Net Cash from Operating Activities	6,020,878

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests (see Note 2)	2,800,000
Capital transfers to feeder funds	(8,820,878)

Net Cash from Financing Activities	(6,020,878)

Net Change in Cash and Cash Equivalents	-

CASH AND CASH EQUIVALENTS
Beginning of year	-

End of period	$-

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the "TEI Fund") invests substantially all of its investable assets in the Offshore Fund, a Cayman Islands limited duration company with the same investment objective as the TEI Fund.  The Offshore Fund in turn invests substantially all of its investable assets in City National Rochdale High Yield Alternative Strategies Master Fund LLC (the "Master Fund"), a registered investment company with the same investment objective as the Offshore Fund and the TEI Fund.  The Offshore Fund serves solely as a intermediate entity through which the TEI Fund invests in the Master Fund.  The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets.

As of September 30, 2017 the Fund owned 48.29% of the Master Fund.  The schedule of investment of the Master Fund is as follows:

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments

September 30, 2017 (Unaudited)
				Redemptions
	Percentage of				Notice Period
	Members' Capital	Cost	Fair Value	Frequency	# of Days
Long-Term Alternative Investment Funds: (1)

Structured Credit - CLO:

CIFC CLO Opportunity Holdings Fund II LP	14.9%	$5,000,000	$5,009,156	*	*
(Purchased: 7/1/2017 and 8/1/2017)

Clareant Structured Credit Opportunity Fund II	31.7	8,677,270	10,671,131	Quarterly	90
(Purchased: 5/1/2014, 7/1/2014, 8/1/2014, 9/1/2014,
10/1/2014, 11/1/2014, 5/1/2017, and 9/1/2017)

Great Lakes III, LP	17.9	6,188,072	6,039,014	Quarterly	90
(Purchased: 5/1/2013, 9/1/2013, 10/1/2013, 12/1/2013,
1/1/2014, 2/1/2014, 5/1/2014, and 7/1/2014)

SEIX CLO Management LP	28.1	8,923,724	9,484,722	**	**
(Purchased: 10/1/2016)
	92.6	28,789,066	31,204,023

Liquidating Positions:

GoldenTree Partners LP (2)	2.8	294,785	934,674	***	***
(Acquired: 7/2/2007, 8/1/2007, 11/1/2007, 12/3/2007,
2/1/2008, 7/1/2012, and 8/1/2012)

Total Long-Term Alternative Investment Funds:	95.4	29,083,851	32,138,697

Short-Term Investment:

Money Market Fund:

First American Government Obligations Fund - Class Z, 0.09% (3)	4.2	1,411,907	1,411,907

Total Investments	99.6%	$30,495,758	$33,550,604

(1) All investments are non-income producing.
(2) Remaining value represents side pocket interests.
(3) 7-day yield.

* Fund is accepting investments through the final closing date, which is targeted for the first quarter of 2018, after which a 2 year investment period will begin. The term of the fund is 5 years after the end of the investment period with up to two 1-year extensions. This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The investments in Alternative Investments Funds shown above, representing 95.4% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

September 30, 2017 (Unaudited)

Structured Credit. Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset. Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency RMBS, CMBS, CLO, and other consumer and commercial loan ABS. At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

Liquidating Positions. Liquidating positions from former investment strategies remain in the Fund due to redemption restrictions placed on them by Hedge Fund Managers either at their sole discretion or for other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

September 30, 2017 (Unaudited)

Strategy Allocation Breakdown
(as a % of total investments)

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2017 (Unaudited)

1.	Organization

City National Rochdale High Yield Alternative Strategies Master Fund LLC (the "Master Fund") is a closed-end, non-diversified management investment company that was organized as a limited liability company under the laws of the State of Delaware on September 11, 2006 and serves as a master fund in a master feeder structure. City National Rochdale High Yield Alternative Strategies Fund LLC and City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “Feeder Funds”) serve as the feeder funds in the master feeder structure. Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. The Master Fund is a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

City National Rochdale, LLC (the “Manager” or "Adviser") is the investment adviser to the Master Fund. City National Rochdale, LLC is a subsidiary of City National Bank, and each are wholly-owned subsidiaries of RBC USA Holdco Corporation, a wholly-owned indirect subsidiary of Royal Bank of Canada.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds (“Hedge Funds" or "Investment Funds”) that pursue a variety of high yield income generating strategies.

The Master Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities. Under normal circumstances, at least 80% of the Master Fund’s total assets will be invested either directly, or indirectly through Investment Funds, in a variety of high yield income generating investments.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2017 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Investments Valuation

Investments in Investment Funds are stated and recorded at fair value as determined in good faith by the Fair Value Committee in accordance with US GAAP using the Net Asset Value (“NAV”) as reported by the management of each respective alternative investment fund. Financial Accounting Standards Board (FASB) guidance provides for the use of NAV as a “Practical Expedient” for estimating fair value of alternative investments which (a) do not have a readily determinable fair value and (b) either have the attributes of an investment company or prepare their financial statements consistent with the measurement principles of an investment company. Such values generally represent the Master Fund's proportionate share of the net assets of the Investment Funds as reported by the Hedge Fund Managers. Accordingly, the value of the investments in Investment Funds are generally increased by additional contributions to the Investment Funds and the Master Fund's share of net earnings from the Investment Funds, and decreased by distributions from the Investment Funds and the Master Fund's share of net losses from the Investment Funds.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2017 (Unaudited)

2.	Significant Accounting Policies (continued)

Investment Valuations (continued)

The Adviser reviews the details of the reported information obtained from the Hedge Fund Managers and considers: (i) the measurement date of the NAV provided, (ii) the basis of accounting and, (iii) in instances where the basis of accounting is other than fair value, fair valuation information provided by the Hedge Fund Managers. The Adviser may make adjustments to the NAV of various Investment Funds to obtain the best estimate of fair value, which is consistent with the measurement principles of an investment company. Any determinations made by the Adviser will be reviewed and approved by the Adviser’s Fair-Value Committee, which has been designated by the Board to make all necessary fair value determinations.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Fair Value Measurements

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2017 (Unaudited)

2.	Significant Accounting Policies (continued)

Fair Value Measurements (continued)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments measured using the NAV as a practical expedient are not classified within the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. See Note 3 – Investments.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Realized gains and losses on Investment Funds are recognized using the specific identification method. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income.

Fund Expenses

The expenses of the Master Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; management fees; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and officers; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

Income Taxes

The Master Fund’s tax year end is December 31. The Master Fund is treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund has adopted authoritative guidance on uncertain tax positions. The Master Fund recognizes the effect of tax positions when they are more likely than not of being sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect its liquidity or future cash flows. As of September 30, 2017, the Master Fund’s tax years 2015 through 2017 remain open and subject to examination by relevant taxing authorities.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2017 (Unaudited)

2.	Significant Accounting Policies (continued)

Subsequent Events

The Master Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Master Fund’s related events and transactions through the date the financial statements were available to be issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Capital Accounts

Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with Members' respective investment percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

Prior to the end of each quarter, the Master Fund receives Member contributions with an effective subscription date of the first day of the following month.

The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month. These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2017 (Unaudited)
3.	Investments

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at September 30, 2017:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Alternative Investment Funds ^	$-	$-	$-	$32,138,697
Short-Term Investment - Money Market Funds	1,411,907	-	-	1,411,907
Total Investments	$1,411,907	$-	$-	$33,550,604

^ The alternative investments were valued using the practical expedient and have not been classified in the fair value hierarchy.

The Fund did not invest in any Level 3 securities and there were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements at September 30, 2017, as compared to their classification from the previous annual report.

The following table presents additional information for investments measured using the NAV practical expedient:

Alternative Investment Funds	Fair Value at September 30, 2017	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Structured Credit – CLO	$5,009,156	-	*	*
Structured Credit – CLO	16,710,145	-	Quarterly	90
Structured Credit – CLO	9,484,722	-	**	**
Liquidating Positions	934,674	-	***	***
Total	$32,138,697	$-

* Fund is accepting investments through the final closing date, which is targeted for the first quarter of 2018, after which a 2 year investment period will begin. The term of the fund is 5 years after the end of the investment period with up to two 1-year extensions. This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A Special Investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2017 (Unaudited)
4.	Commitments and Other Related Party Transactions

Management Fees

Under the supervision of the Master Fund’s Board and pursuant to an investment management agreement (“Investment Management Agreement”), City National Rochdale LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Manager for the Master Fund. The Manager is authorized, subject to the approval of the Master Fund’s Board, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Manager to the Master Fund or to assist in providing these services.

The Master Fund paid the Manager an investment management fee at an annual rate equal to 0.75% of the Master Fund’s month-end net assets, including assets attributable to the Manager (or its affiliates) and before giving effect to any repurchases by the Master Fund of Member interests. The investment management fee is accrued monthly and paid to the Manager out of the Master Fund’s assets.

Administration Fee

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Members of the Feeder Funds; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee from the Master Fund at an annual rate of 0.12% for the first $150 million, 0.10% for the next $150 million and 0.08% thereafter of average net assets, with a minimum annual fee of $100,000.

Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Master Fund’s expenses to the extent needed to limit the Master Fund’s annual operating expenses combined with the annual operating expenses of the Feeder Funds. From April 1, 2016 through December 31, 2016 the annual operating expenses of each Feeder Fund were limited to 2.25% of net assets. Beginning January 1, 2017 the annual operating expenses of each Feeder Fund were limited to 1.75% of net assets. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. A Feeder Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2017 (Unaudited)

4.	Commitments and Other Related Party Transactions (continued)

The following is a schedule of when fees may be recouped by the Manager with respect to the Feeder Funds:

City National Rochdale High Yield Alternative Strategies Fund LLC	City National Rochdale High Yield Alternative Strategies Fund TEI LLC	Expiration
$8,893	$10,803	March 31, 2018
35,122	37,704	March 31, 2019
33,547 15,120	38,225 18,456	March 31, 2020 March 31, 2021
$92,682	$105,188

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Feeder Funds.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2017 (Unaudited)
5.	Investment Risks and Uncertainties

Alternative Investments consist of non-traditional, not readily marketable investments, some of which may be structured as offshore limited partnerships, venture capital funds, hedge funds, private equity funds and common trust funds. The underlying investments of such funds, whether invested in stock or other securities, are generally not currently traded in a public market and typically are subject to restrictions on resale. Values determined by investment managers and general partners of underlying securities that are thinly traded or not traded in an active market may be based on historical cost, appraisals, a review of the investees’ financial results, financial condition and prospects, together with comparisons to similar companies for which quoted market prices are available or other estimates that require varying degrees of judgment.

Investments are carried at fair value provided by the respective alternative investment’s management. Because of the inherent uncertainty of valuations, the estimated fair values may differ significantly from the values that would have been used had a ready market for such investments existed or had such investments been liquidated, and those differences could be material.

6.	Concentration, Liquidity and Off-Balance Sheet Risk

The Master Fund invests primarily in Hedge Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Hedge Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Hedge Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Hedge Funds' net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity, as described below.

Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemptions either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

Redemptions are currently restricted for two Hedge Funds with fair value of $10,419,396 at September 30, 2017 as noted in the Schedule of Investments.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2017 (Unaudited)
6.	Concentration, Liquidity and Off-Balance Sheet Risk (continued)

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Hedge Funds is limited to the value of its own investments reported in these financial statements by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

7.	Investment Transactions

For the six months ended September 30, 2017 (excluding short-term securities), the aggregate purchases and sales of investments were $9,500,000 and $9,290,882, respectively.

8.	Tender Offer

On March 31, 2017, the Master Fund offered to purchase up to $12,000,000 of Members’ interests in the Master Fund properly tendered at a price equal to the net asset value of such interests as of April 30, 2017. For Members’ interests tendered, each security holder received a promissory note entitling the security holder to a cash amount equal to the net asset value of their interests calculated as of April 30, 2017, upon the terms and subject to the conditions set forth in the Offer to Purchase dated March 30, 2017. The offer terminated at 5:00 p.m., Eastern Time, on April 28, 2017. Pursuant to the Offer to Purchase, Members’ interests of $7,137,817 were tendered and accepted by the Master Fund.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Highlights

	Six Months Ended
	September 30, 2017		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		March 31, 2017	March 31, 2016		March 31, 2015		March 31, 2014		March 31, 2013

TOTAL RETURN - NET	4.08%	(1)	13.53%	(6.80%	)	3.39%		5.01%		(0.58%	)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$33,747		$38,378	$34,641		$36,798		$34,701		$24,970

Portfolio Turnover	32.94%		31.93%	0.15%		20.10%		23.29%		7.98%

Ratio of Net Investment
Loss to Average Net Assets	(1.30%)	(2)	(1.81%)	(2.01%	)	(1.86%	)	(2.14%	)	(1.79%	)

Ratio of Expenses to
Average Net Assets	1.45%	(2)	1.86%	2.02%		1.86%		2.14%		1.79%

(1) Not annualized

(2) Annualized

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Master Fund returns based on the timing of capital transactions.

Total returns do not include the effect of any sales load.

The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to anindividual Member's capital may vary from these ratios based on the timing of capital transactions.

The ratios above do not include the proportionate share of income or loss from their investments in other funds.

The accompanying notes are an integral part of these financial statements.

* * * * * *

Additional Information

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-245-9888; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Master Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

The Board of Directors of each of City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “TEI Fund”) and City National Rochdale High Yield Alternative Strategies Fund LLC (together with the TEI Fund, the “Feeder Funds,” and together with the Master Fund and the TEI Fund the “Funds”) is comprised of six Directors, five of whom are independent of the Funds’ investment adviser (the “Independent Directors”). During the six months ended September 30, 2017, the Board and the Independent Directors approved renewal of the Funds’ advisory agreement (the “Agreement”) with City National Rochdale, LLC (the “Adviser”), as described below.

General Information

The following information summarizes the Board’s considerations associated with its review of the Agreement. In connection with its deliberations, the Board considered such information and factors as the Board members believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services performed by the Adviser. In considering these matters, the Independent Directors discussed the approval of the Agreement with management and in private sessions with their independent counsel at which no representatives of the Adviser were present.

The Board reviewed extensive materials regarding investment results of the Adviser with respect to the Funds, advisory fee and expense comparisons, financial information with respect to the Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds. The Board also took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to renew the Agreement, the Board and the Independent Directors did not identify a single factor as controlling and this summary does not describe all of the matters considered.  In addition, each Board member did not necessarily attribute the same weight to each matter.  However, the Board and the Independent Directors concluded that each of the various factors referred to below favored such approval.

Nature, Extent and Quality of Services

In reviewing the services provided by the Adviser to the Funds, the Board considered a variety of matters, including the background, education and experience of the Adviser’s personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization.  The Board also took into account the experience, capability and integrity of the Adviser’s senior management; its investment philosophy and processes; its portfolio trading and soft dollar practices; its commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements; and its disaster recovery, cybersecurity and contingency planning practices.  The Board found all of these matters to be satisfactory.

Investment Performance

The Board assessed the performance of the Feeder Funds compared with their relevant benchmark index for the one- and three-year and since inception periods ended May 31, 2017.  The Board members observed that for the one-year period, the total returns of the Feeder Funds were higher than the return of the Funds’ benchmark, the Credit Suisse Leveraged Loan Index. The Board members considered that the annualized total returns of the Funds for the three-year and since inception periods were lower than the returns of the Funds’ benchmark by 0.65% or less and 0.35% or less, respectively.  The Board noted that the investment results of the Funds were generally competitive; that the Adviser had given reasonable explanations for the underperformance of the Funds for the three-year and since inception periods; and that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating funds.  The Board members also noted that the Adviser was satisfied with the Feeder Funds’ one-year returns, both of which were over 11%.  The Board concluded that the Adviser continued to provide high quality management and oversight services to the Funds.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the advisory fees charged by the Adviser to the Funds and the total expenses of the Funds (as a percentage of average annual net assets).  The Board noted that it was difficult to gather a peer group for comparison due to the unique investment strategy of the Funds and lack of public information regarding the Funds’ competitors.  The Board reviewed fee and expense information from samples of similarly structured closed-end funds and private funds with alternative investment strategies compiled by U.S. Bancorp Fund Services, LLC, the Funds’ administrator, in consultation with the Adviser, using data from Morningstar, Inc.

The Board observed that the Funds, which have annual advisory fee rates of 0.75%, compared favorably to a sample of 504 peer alternative investment funds, which had a median advisory fee rate of 1.50%.  The Board also observed that the Funds’ advisory fee rate was 0.75% lower than the 1.50% median fee rate of 92 peer funds employing a similar fund-of-funds strategy.  The Board members noted the recent changes to the Funds, including the removal of the sub-adviser, the reduction of the management fee rate and annual expense caps, and that the Funds are no longer subject to a performance-based allocation in addition to an asset-based advisory fee.  The Board considered that the Adviser does not manage assets of any other clients that have similar investment objectives and policies as those of the Funds, and therefore they did not have a good basis for comparing the Funds’ advisory fees with those of other clients of the Adviser.

The Board next considered the total expense ratios of the Funds compared with those of a peer sample of 42 alternative investment funds that voluntarily report their annual net expense ratios. The Board members noted that the total expense ratios of the Feeder Funds (1.75%) were 0.54% higher than the peer group median and 0.35% higher than the peer group mean.

The Board concluded that the advisory fees charged by the Adviser to the Funds were fair and reasonable in relation to the value of services provided, and the total expenses of each Fund continued to be reasonable in light of the services provided.

Profitability, Benefits to the Adviser and Economies of Scale

The Board considered information prepared by the Adviser relating to its costs and profits with respect to the Funds, noting that the Adviser was waiving a portion of its fees with respect to the Funds pursuant to an expense limitation agreement.  The Board members determined that the level of profitability with respect to the Funds was reasonable.

The Board also considered the benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds (other than investment advisory fees paid to the Adviser), including fees paid to the Adviser’s affiliate, RIM Securities, LLC, for providing distribution services to the Funds; benefits to the Adviser’s general wealth management business as a result of the availability of the Funds to its customers; and the intangible benefits of the Adviser’s association with the Funds. The Board noted the Adviser’s representation that no significant economies of scale with respect to the Funds had been realized in the past year. The Board also noted that although there were no advisory fee breakpoints, based on the Adviser’s operations significant economies of scale were not likely to be realized until the asset levels of the Funds were substantially higher than their current levels.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Directors concluded that the compensation payable to the Adviser under the Agreement is fair and reasonable in light of the nature and quality of the services being provided by the Adviser to the Funds and their shareholders, and that renewal of the Agreement was in the best interest of the Funds and their shareholders.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale High Yield Alternative Strategies Fund TEI LLC

By (Signature and Title)* /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date  November 27, 2017

By (Signature and Title)*  /s/ Mitchell Cepler
Mitchell Cepler, Treasurer

Date  November 27, 2017

* Print the name and title of each signing officer under his or her signature.